Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 43	¥ 130